Leases	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Leases
Leases
We have operating leases relating to our premises, the most significant being our offices in London, Liverpool, Oslo, Stavanger, Singapore, Houston, Rio de Janeiro and Dubai. Rent expense for the six months ended June 30, 2019 (Successor) was $6 million and for the six months ended June 30, 2018 (Predecessor), was $9 million.

Below are the significant assumptions and judgments we applied to account for our leases in accordance with Topic 842.

1.	We apply judgment in determination whether a contract contains a lease or a lease component as defined by Topic 842.

2.	We have elected to combine leases and non-lease components. As a result, we do not allocate our consideration between leases and non-lease components.

3.	The discount rate applied to our operating leases is our incremental borrowing rate. We estimated our incremental borrowing rate based on the rate for our traded debt.

4.
Within the terms and conditions of some of our operating leases we have options to extend or terminate the lease. In instances where we are reasonably certain to exercise available options to extend or terminate, then the option was included in determining the appropriate lease term to apply. Options to renew our lease terms are included in determining the right-of-use asset and lease liability when it is reasonably certain that we will exercise that option.

For operating leases where we are the lessee, our future undiscounted cash flows as at June 30, 2019 are as follows:

Successor
(In $ millions)	Year ended June 30,
2020	8
2021	8
2022	7
2023	3
2024 and thereafter	2
Total	28

The following table gives a reconciliation between the undiscounted cash flows and the related operating lease liability recognized in our Consolidated Balance Sheet as at June 30, 2019:

Successor
(In $ millions)	As at June 30, 2019
Total undiscounted cash flows	28
Less short term leases	1
Less discount	(7)
Operating lease liability	22
Of which:
Current	7
Non-current	15

The following table gives supplementary information regarding our lease accounting at June 30, 2019:

	Successor	Successor
(In $ million)	Three Months Ended June 30, 2019	Six months ended June 30, 2019
Operating Lease Cost:
Operating lease cost	5	7
Short-term lease cost	—	1
Total Lease cost	5	8

Other information:
Cash paid for amounts included in the measurement of lease liabilities- Operating Cash flows	5	8
Right-of-use assets obtained in exchange for operating lease liabilities during the period	—	1
Weighted-average remaining lease term in months	20	20
Weighted-average discount rate	13%	13%

We also have operating subleases, where we are the lessor, relating to some of our premises. The most significant subleases being our offices in Stavanger and Houston. We do not expect to derive further value from the subleased portion of our right-of-use assets following the end of the sublease term. These subleases do not include variable payments, and do not include options for a lessee to purchase the underlying asset. We do not allocate lease consideration between lease and non-lease components because we have elected not to separate lease and non-lease components for our operating leases where Seadrill is the lessor.

For our operating subleases, the future undiscounted cash flows as at June 30, 2019are as follows:

Successor
(In $ millions)	Year ended June 30,
2020	1
2021	1
2022	1
2023	—
2024 and thereafter	—
Total	3

Leases
We have operating leases relating to our premises, the most significant being our offices in London, Liverpool, Oslo, Stavanger, Singapore, Houston, Rio de Janeiro and Dubai. Rent expense for the six months ended June 30, 2019 (Successor) was $6 million and for the six months ended June 30, 2018 (Predecessor), was $9 million.

Below are the significant assumptions and judgments we applied to account for our leases in accordance with Topic 842.

1.	We apply judgment in determination whether a contract contains a lease or a lease component as defined by Topic 842.

2.	We have elected to combine leases and non-lease components. As a result, we do not allocate our consideration between leases and non-lease components.

3.	The discount rate applied to our operating leases is our incremental borrowing rate. We estimated our incremental borrowing rate based on the rate for our traded debt.

4.
Within the terms and conditions of some of our operating leases we have options to extend or terminate the lease. In instances where we are reasonably certain to exercise available options to extend or terminate, then the option was included in determining the appropriate lease term to apply. Options to renew our lease terms are included in determining the right-of-use asset and lease liability when it is reasonably certain that we will exercise that option.

For operating leases where we are the lessee, our future undiscounted cash flows as at June 30, 2019 are as follows:

Successor
(In $ millions)	Year ended June 30,
2020	8
2021	8
2022	7
2023	3
2024 and thereafter	2
Total	28

The following table gives a reconciliation between the undiscounted cash flows and the related operating lease liability recognized in our Consolidated Balance Sheet as at June 30, 2019:

Successor
(In $ millions)	As at June 30, 2019
Total undiscounted cash flows	28
Less short term leases	1
Less discount	(7)
Operating lease liability	22
Of which:
Current	7
Non-current	15

The following table gives supplementary information regarding our lease accounting at June 30, 2019:

	Successor	Successor
(In $ million)	Three Months Ended June 30, 2019	Six months ended June 30, 2019
Operating Lease Cost:
Operating lease cost	5	7
Short-term lease cost	—	1
Total Lease cost	5	8

Other information:
Cash paid for amounts included in the measurement of lease liabilities- Operating Cash flows	5	8
Right-of-use assets obtained in exchange for operating lease liabilities during the period	—	1
Weighted-average remaining lease term in months	20	20
Weighted-average discount rate	13%	13%

We also have operating subleases, where we are the lessor, relating to some of our premises. The most significant subleases being our offices in Stavanger and Houston. We do not expect to derive further value from the subleased portion of our right-of-use assets following the end of the sublease term. These subleases do not include variable payments, and do not include options for a lessee to purchase the underlying asset. We do not allocate lease consideration between lease and non-lease components because we have elected not to separate lease and non-lease components for our operating leases where Seadrill is the lessor.

For our operating subleases, the future undiscounted cash flows as at June 30, 2019are as follows:

Successor
(In $ millions)	Year ended June 30,
2020	1
2021	1
2022	1
2023	—
2024 and thereafter	—
Total	3